Insurance technical provisions and pension plans (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current and long-term liabilities
Mathematical reserve for unvested benefits (PMBAC)		R$ 232,459,697	R$ 219,103,651
Mathematical reserve for vested benefits (PMBC)		9,305,981	8,833,164
Reserve for claims incurred but not reported (IBNR)		4,594,017	4,332,935
Unearned premium reserve		5,497,173	4,930,990
Reserve for unsettled claims (PSL)		5,966,184	5,818,525
Reserve for financial surplus (PET)		622,703	549,135
Other technical provisions		9,856,936	8,009,887
Total	[1]	268,302,691	251,578,287
Insurance
Current and long-term liabilities
Mathematical reserve for unvested benefits (PMBAC)	[2],[3]	1,462,699	1,218,860
Mathematical reserve for vested benefits (PMBC)	[2],[3]	410,410	343,852
Reserve for claims incurred but not reported (IBNR)	[2],[3]	3,655,551	3,401,781
Unearned premium reserve	[2],[3]	4,454,214	4,283,281
Reserve for unsettled claims (PSL)	[2],[3]	4,432,487	4,472,929
Reserve for financial surplus (PET)	[2],[3]	0	0
Other technical provisions	[2],[3]	2,028,532	2,186,799
Total	[2],[3]	16,443,893	15,907,502
Life and Pension
Current and long-term liabilities
Mathematical reserve for unvested benefits (PMBAC)	[3],[4],[5]	230,996,998	217,884,791
Mathematical reserve for vested benefits (PMBC)	[3],[4],[5]	8,895,571	8,489,312
Reserve for claims incurred but not reported (IBNR)	[3],[4],[5]	938,466	931,154
Unearned premium reserve	[3],[4],[5]	1,042,959	647,709
Reserve for unsettled claims (PSL)	[3],[4],[5]	1,533,696	1,345,596
Reserve for financial surplus (PET)	[3],[4],[5]	622,703	549,135
Other technical provisions	[3],[4],[5]	7,828,405	5,823,088
Total	[3],[4],[5],[6]	R$ 251,858,798	R$ 235,670,785

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[2]	'Other technical provisions' - Insurance includes the Provision for Insufficient Premiums (PIP) of R$1,925,656 thousand and the Provision for Related Expenses of R$105,781 thousand;
[3]	In Insurance are included non life products, health and dental; and in Life and pension are included all life products, including life insurance with survival risk, and pension plans.
[4]	Includes the Provision for unearned Provision for unearned premiums for risks not yet issued (PPNG-RVNE) in the amount of R$164,597 thousand.
[5]	The 'Other technical provisions' line of Life and Pension Plan includes 'Provision for redemptions and other amounts to be settled' in the amount of R$3,120,662 thousand, 'Provision of related expenses' in the amount of R$638,216 thousand, 'Complementary Provision for Coverage (PCC)' in the amount of R$2,375,585 thousand and' Other provisions' in the amount of R$1,647,054 thousand;
[6]	Includes life insurance and pension plans.